Warrants (Tables)	12 Months Ended
Dec. 31, 2023
Warrants
Summary of Significant Unobservable Inputs Used In Calculation Of Warrant Liability

Fair Value at
	Fair Value at	June 23, 2022
	December 31, 2021	(remeasurement date)
Risk Free Rate	0.37%-0.81%	2.32%-2.63%
Volatility	131.47%-127.93%	126.66%-140.39%
Expected dividend yield	0%	0%
Expected term	2.3 years-3 years	1.9 years-2.1 years

Schedule of movement of warrant liability

For the years ended December 31,
2022
Beginning balance	10,406
Issuance of warrant	—
Change in fair value of financial instruments	(3,795)
Repurchase of warrant liability	(6,611)
Ending balance	—